Subsequent Events (Details Narrative)						3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 15, 2023 USD ($) a shares	May 03, 2023 USD ($) a $ / shares shares	Mar. 02, 2023	Aug. 31, 2022 USD ($)	May 31, 2022 shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 USD ($)	Oct. 31, 2021 $ / shares
Subsequent Event [Line Items]
Purchase of non compensatory options				$ 1,000,000
Membership interest				40.00%
Payments to acquire land held for use		$ 3,000,000
Area of land | a		3,157
Issuance of common stock for investment						$ 16,447,649
Exercise price | $ / shares						$ 0.21	$ 0.21
Cash		$ 42,360
Non compensatory options acquire, shares | shares							8,000,000
Share price | $ / shares						$ 0.25	$ 0.25
Exok [Member]
Subsequent Event [Line Items]
Area of land | a	32,695	4,494
Creek Road Miners Inc [Member]
Subsequent Event [Line Items]
Changes in market price of bitcoin description								the market price of Bitcoin was $16,547, which reflects a decrease of approximately 60% since the beginning of 2022, and of approximately 75% from its all-time high of approximately $67,000. In addition, the cost of natural gas that we use to produce electricity to power our miners has increased substantially. The cost of natural gas in the United States during 2022 has increased by as much as approximately 260% since the beginning of 2022.
Bitcoin market price								$ 16,547
Issuance of common stock for investment								100,000
Issuance of common stock for investment, shares | shares					169,205
Exercise price | $ / shares									$ 1.50
Creek Road Miners Inc [Member] | Master Services Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Term of service agreement			2 years
Monthly hosting service fee			we will pay Atlas a monthly hosting service fee for the quantity of electricity consumed by our miners, with an initial price per kilowatt-hour of $0.08.
Creek Road Miners Inc [Member] | Maximum [Member]
Subsequent Event [Line Items]
Bitcoin market price								$ 67,000
Prairie Operating Co LLC [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options				$ 1,000,000
Membership interest				40.00%
Prairie Operating Co LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split		ratio between 1-23 and 1-30
Area of land | a		23,485
Prairie Operating Co LLC [Member] | Subsequent Event [Member] | Exok [Member]
Subsequent Event [Line Items]
Payments to acquire land held for use		$ 28,182,000
Area of land | a		37,030
Cash		$ 24,000,000
Prairie Operating Co LLC [Member] | Subsequent Event [Member] | Bristol Capital LLC [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options		$ 24,000
Membership interest		30.00%
Prairie Operating Co LLC [Member] | Subsequent Event [Member] | Third Party Investor [Member]
Subsequent Event [Line Items]
Purchase of non compensatory options		$ 8,000
Membership interest		10.00%
Prairie Operating Co LLC [Member] | Amended Purchase And Sale Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Area of land | a	20,327
Issuance of common stock for investment, shares | shares	1
Class of warrant or right, outstanding | shares	2
Purchase price	$ 22,182,000
Cash	18,000,000
Total equity consideration	$ 4,182,000
Prairie Operating Co LLC [Member] | Amended Purchase And Sale Agreement [Member] | Exok [Member] | Forecast [Member]
Subsequent Event [Line Items]
Area of land | a	32,695
Prairie Operating Co LLC [Member] | Amended Purchase And Sale Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Payments to acquire land held for use		$ 3,000,000
Area of land | a		3,157
Issuance of common stock for investment		$ 4,182,000
Issuance of common stock for investment, shares | shares		836.4000
Class of warrant or right, outstanding | shares		836,400
Exercise price | $ / shares		$ 6.00
Conversion of secured convertible debenture to Common stock, shares | shares		65,647,676
Non compensatory options acquire, shares | shares		8,000,000
Share price | $ / shares		$ 0.25
Prairie Operating Co LLC [Member] | Amended Purchase And Sale Agreement [Member] | Subsequent Event [Member] | Exok [Member]
Subsequent Event [Line Items]
Area of land | a		4,494